Note 20 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
	Years Ended December 31
	2020	2019	2018

China	$70,306	$52,233	$55,303
Taiwan	2,579	2,016	1,987
Malaysia	1,895	1,287	1,396
Singapore	1,216	648	959
Japan	1,189	1,354	1,485
Korea	719	950	1,201
U.S.A.	22	2,077	68
Other	409	363	315

Total	$78,335	$60,928	$62,714

Revenue from External Customers by Products and Services [Table Text Block]
	Years Ended December 31
	2020	2019	2018

Integrated Circuits
Mixed-signal	$43,113	$34,944	$39,603
Analog	35,152	23,901	23,063
Digital	-	3	48
Licensing revenue	70	2,080	-

Total	$78,335	$60,928	$62,714

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Years Ended December 31
	2020	2019	2018

Customer A	14%	14%	13%
Customer B	11%	12%	11%

Long-lived Assets by Geographic Areas [Table Text Block]
	December 31
	2020	2019	2018

Taiwan	$8,859	$7,621	$6,037
U.S.A.	4,138	4,015	4,029
China	4,171	3,661	3,620
Other	98	254	28

Total	$17,266	$15,551	$13,714